Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2026
Commitments and Contingencies Disclosure [Abstract]
Summary of Future Commitments to Purchase Eligible Services and Offerings

The Company’s future commitments to purchase eligible services and offerings at June 30, 2026 is summarized in the table below:

	Future commitment amount in USD millions	Contract term
Microsoft	$145	5 years
Google	13	3-5 years
Amazon Web Services	35	5 years
Total Commitment	$194